Basis of Presentation and Summary of Significant Accounting Policies - (Details) $ in Millions		12 Months Ended
	Jan. 01, 2016 USD ($)	Dec. 31, 2017 USD ($) Employee country	Dec. 31, 2016 USD ($)	Jul. 03, 2017
Accounting Policies [Abstract]
Number of countries in which entity operates (more than) | country		120
Number of our employees | Employee		64,000
Business Acquisition [Line Items]
Research and development expenses		$ 501	$ 352
Restricted cash and cash equivalents held in bank accounts		$ 1,190	$ 752
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect on retained earnings, net of tax	$ 432
GE Transaction Agreement | General Electric Company
Business Acquisition [Line Items]
Approximate interest to be acquired		62.50%		62.50%
GE Transaction Agreement | Baker Hughes Incorporated
Business Acquisition [Line Items]
Approximate interest to be acquired				37.50%
General Electric Company
Business Acquisition [Line Items]
Restricted cash and cash equivalents held in bank accounts		$ 764
Related party amount, due to related party | GE
Business Acquisition [Line Items]
Cash		$ 997
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, performance obligation, timing		10
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, performance obligation, timing		20